UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976

Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847-520-0999

Signature, Place, and Date of Signing:

   /s/ Michael E. Leonetti             Buffalo Grove, IL           2/10/05
   -----------------------             -----------------         ----------
        [Signature]                      [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      50
                                                ---------------
Form 13F Information Table Value Total:        $        177617
                                                ---------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Leonetti & Associates, Inc.
                                                         FORM 13F
                                                    31-DECEMBER-2004


                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
Alcoa Inc                   COM            013817101      440       14000    SH          Sole              14000               14000
Aramark Corp Cl B           CL B           038521100     2888      108950    SH          Sole             108950              108950
BB & T Corp Com             COM            054937107     7979      189750    SH          Sole             189750              189750
Bank Of America Corp        COM            060505104      592       12600    SH          Sole              12600               12600
Barclays PLC                ADR            06738e204      365        8000    SH          Sole               8000                8000
Best Buy Inc                COM            086516101      535        9000    SH          Sole               9000                9000
Briggs & Stratton Corp      COM            109043109      582       14000    SH          Sole              14000               14000
CVS Corp Com                COM            126650100     2871       63700    SH          Sole              63700               63700
Central European Dist       COM            153435102     1288       43600    SH          Sole              43600               43600
Computer Sciences Corp      COM            205363104      789       14000    SH          Sole              14000               14000
Conagra Foods Inc           COM            205887102     4976      168975    SH          Sole             168975              168975
Dean Foods Co               COM            242370104     6972      211590    SH          Sole             211590              211590
ExxonMobil Corp             COM            30231G102     6265      122225    SH          Sole             122225              122225
Foot Locker Inc             COM            344849104     1171       43500    SH          Sole              43500               43500
Freescale Semiconductor     COM            35687m107     2589      145300    SH          Sole             145300              145300
Fresh Del Monte Produce     ORD            G36738105     2221       75000    SH          Sole              75000               75000
General Dynamics Corp       COM            369550108     8912       85200    SH          Sole              85200               85200
General Electric Co         COM            369604103     8588      235300    SH          Sole             235300              235300
Guitar Center               COM            402040109     3636       69000    SH          Sole              69000               69000
Hewlett-Packard Compaq      COM            428236103      315       15000    SH          Sole              15000               15000
Home Depot Inc              COM            437076102     7744      181200    SH          Sole             181200              181200
Juniper Networks Inc        COM            48203r104     1118       41100    SH          Sole              41100               41100
Liberty Media Intl Inc.ClA  CL A           530719103     1994       43123    SH          Sole              43123               43123
Midcap Spdr Tr Unit Ser 1   UNIT SER 1     595635103     5009       41400    SH          Sole              41400               41400
Nasdaq 100 Tr Unit          UNIT SER 1     631100104     8396      210351    SH          Sole             210351              210351
Patterson Companies Inc     COM            703395103     1905       43900    SH          Sole              43900               43900
Pepsi Bottling Group        COM            713409100     1420       52500    SH          Sole              52500               52500
Qualcomm Inc                COM            747525103     2069       48800    SH          Sole              48800               48800
Rayovac Corp                COM            755081106      244        8000    SH          Sole               8000                8000
Reebok Int'l                COM            758110100      616       14000    SH          Sole              14000               14000
Sara Lee Corp               COM            803111103     2577      106750    SH          Sole             106750              106750
Semiconductor HoldersTrDepR DEP RCPT       816636203     5980      179200    SH          Sole             179200              179200
Skechers USA Inc            CL A           830566105      746       57600    SH          Sole              57600               57600
Spdr Tr Unit Ser 1          UNIT SER 1     78462F103    18862      156052    SH          Sole             156052              156052
Stericycle Inc              COM            858912108     3538       77000    SH          Sole              77000               77000
Sunrise Senior Living, Inc  COM            86768K106     3132       67550    SH          Sole              67550               67550
Target Corporation          COM            87612e106      415        8000    SH          Sole               8000                8000
Timken Company              COM            887389104     1702       65400    SH          Sole              65400               65400
Toro Company                COM            891092108      488        6000    SH          Sole               6000                6000
Tyco International Ltd      COM            902124106     1762       49300    SH          Sole              49300               49300
United Technologies         COM            913017109     9415       91100    SH          Sole              91100               91100
Unitedhealth Group          COM            91324p102     4245       48223    SH          Sole              48223               48223
ValueClick Inc              COM            92046n102      865       64900    SH          Sole              64900               64900
Walt Disney                 COM            254687106     4452      160150    SH          Sole             160150              160150
Waste Connections Inc       COM            941053100     4874      142300    SH          Sole             142300              142300
WeatherfordInternationalLtd COM            G95089101     2806       54700    SH          Sole              54700               54700
iShares Dividend Index Fund DJ SEL DIV INX 464287168     3807       62000    SH          Sole              62000               62000
iShares Russell 2000 IndxFd RUSSELL 2000   464287655    12885       99500    SH          Sole              99500               99500
iShares Tr MSCIEAFEIndexFd  MSCI EAFE IDX  464287465      272        1700    SH          Sole               1700                1700
iShares Tr MSCIEmergingMkts MSCI EMERG MKT 464287234      303        1500    SH          Sole               1500                1500

REPORT SUMMARY                       50 DATA RECORDS   177617            0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
